DEFERRED REVENUES AND DEFERRED COSTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Remaining performance obligations	$ 60,691	$ 57,595	$ 56,629
Remaining performance obligations next twelve months	$ 39,313
Revenue remaining performance obligation percentage	60.00%